Investments in Unconsolidated Affiliates (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Method Affiliate - Venture I	$ 2,449,570		$ 2,862,878
Investment in Equity Method Affiliate	3,803,390		4,215,938	4,514,579
Cost Method			1,114,300	0
Contributions from Noncontrolling Interests			238,760	0
Additional Investment in unconsolidated joint venture	$ 760		$ 1,114,300	$ 1,940,282
Ownership Percentage in Cost Investment	1.00%		1.00%